Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
C000007112
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 30,816	$ 28,056	$ 25,636	$ 27,411	$ 27,269	$ 24,757	$ 25,649	$ 23,395	$ 20,614	$ 21,506	$ 20,267	$ 19,626	$ 17,621	$ 18,091	$ 21,518	$ 22,253	$ 20,685	$ 20,849	$ 19,418	$ 17,005	$ 13,978	$ 13,125	$ 10,497	$ 15,422	$ 14,277	$ 14,335	$ 14,084	$ 12,167	$ 15,129	$ 14,381	$ 13,877	$ 13,812	$ 13,084	$ 12,712	$ 12,506	$ 12,139	$ 11,062	$ 10,385	$ 10,338	$ 10,294	$ 10,000
C000007113
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 38,541	34,853	31,970	33,075	33,119	32,500	31,583	28,944	26,494	26,366	24,673	23,060	21,160	22,477	26,136	27,960	26,599	27,300	25,115	23,102	19,740	18,211	14,905	18,814	16,656	16,808	16,648	14,793	17,535	16,033	15,633	15,369	14,488	13,752	12,905	11,905	11,520	10,277	10,420	10,767	10,000
C000007114
Account Value [Line Items]
Account Value	$ 194,067	175,452	160,916	166,447	166,640	163,497	158,851	145,570	133,216	132,557	124,007	115,892	106,328	112,921	131,279	140,425	133,567	137,062	126,069	115,951	99,057	91,365	74,768	94,356	83,519	84,266	83,452	74,130	87,866	80,324	78,310	76,972	72,546	68,849	64,600	59,584	57,640	51,418	52,121	53,850	50,000
C000007115
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 29,918	28,008	24,456	25,143	25,726	24,130	23,960	22,174	19,632	20,908	19,625	17,953	16,331	17,863	21,085	23,208	22,533	23,027	21,562	20,514	17,564	16,072	13,177	16,763	15,260	15,359	14,704	13,022	14,933	14,434	14,388	14,334	13,549	12,849	12,053	11,217	11,211	10,552	10,499	10,526	10,000
C000033747
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 28,810	25,809	23,531	25,954	25,585	23,238	24,088	22,400	19,369	20,058	19,083	18,469	16,539	17,072	20,326	21,217	19,746	20,187	18,837	15,896	12,653	12,085	9,597	14,666	13,397	13,496	13,564	12,007	15,383	14,679	13,620	13,631	13,246	12,652	12,551	12,354	11,114	10,417	10,322	10,241	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 196,051	181,165	163,082	171,430	166,910	157,225	152,292	138,390	123,417	127,615	117,734	109,782	102,431	107,329	129,058	136,424	124,999	125,148	115,569	108,568	94,604	86,734	71,041	89,881	82,433	81,506	78,305	68,664	80,177	74,857	72,066	72,504	68,189	65,211	63,307	59,841	57,463	55,023	53,621	53,135	50,000
NACC2 Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Account Value	$ 30,811	28,629	25,670	26,015	26,274	24,644	23,957	22,142	19,942	20,644	19,443	18,119	16,508	17,716	21,005	22,195	20,806	21,028	19,580	18,724	16,327	15,099	12,665	16,106	14,783	14,787	14,271	12,722	14,582	13,984	13,910	14,045	13,284	12,629	12,112	11,329	11,196	10,632	10,528	10,503	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: MSCI US Small + Mid Cap 2200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Small + Mid Cap 2200 Index
Account Value	$ 29,426	27,440	25,327	26,872	26,592	24,267	25,143	23,388	20,668	21,729	20,703	20,133	18,501	19,125	22,943	24,336	23,002	23,358	21,934	19,800	15,990	14,951	11,840	16,564	15,395	15,440	14,944	12,865	15,565	14,866	14,188	14,184	13,427	12,854	12,566	12,005	11,454	10,851	10,506	10,370	10,000
NACC2 Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 35,084	34,135	28,878	31,092	28,751	26,986	27,882	25,464	22,230	23,456	22,079	20,231	18,925	19,049	24,135	27,608	26,843	27,049	24,352	24,491	20,577	18,814	14,443	18,063	16,698	16,811	15,950	13,333	15,872	14,754	14,303	13,999	13,106	12,449	11,945	11,175	11,124	10,636	10,472	10,412	10,000
NACC2 Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 175,418	170,674	144,392	155,461	143,757	134,931	139,411	127,320	111,152	117,278	110,396	101,154	94,624	95,246	120,674	138,040	134,215	135,243	121,762	122,454	102,886	94,068	72,215	90,314	83,490	84,056	79,748	66,667	79,360	73,772	71,514	69,993	65,532	62,244	59,726	55,874	55,621	53,179	52,361	52,059	50,000
NACC2 Index: MSCI US Small Cap 1750 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Small Cap 1750 Index
Account Value	$ 27,466	$ 24,900	$ 23,010	$ 25,117	$ 24,998	$ 22,988	$ 23,737	$ 22,629	$ 19,745	$ 20,687	$ 19,680	$ 19,003	$ 17,604	$ 18,155	$ 21,807	$ 23,123	$ 22,288	$ 22,875	$ 21,734	$ 19,097	$ 14,639	$ 13,941	$ 11,042	$ 16,024	$ 14,724	$ 14,961	$ 14,672	$ 12,731	$ 15,821	$ 15,243	$ 14,206	$ 14,302	$ 13,750	$ 13,047	$ 12,816	$ 12,419	$ 11,543	$ 10,747	$ 10,390	$ 10,314	$ 10,000